UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

  /s/  Randall Abramson     Toronto, Ontario, Canada     April 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $100,219 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    11165   298279 SH       DEFINED                     0   298279        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108      210     2440 SH       DEFINED                     0     2440        0
AT&T INC                       COM              00206R102      644    21050 SH       DEFINED                     0    21050        0
CANADIAN NAT RES LTD           COM              136385101      720    14568 SH       DEFINED                     0    14568        0
CENTRAL GOLDTRUST              TR UNIT          153546106      354     6550 SH       DEFINED                     0     6550        0
CISCO SYS INC                  COM              17275R102     5875   342585 SH       DEFINED                     0   342585        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6     1977  2156200 PRN      DEFINED                     0  2156200        0
CVS CAREMARK CORPORATION       COM              126650100     8710   253775 SH       DEFINED                     0   253775        0
DELL INC                       COM              24702R101    21354  1471650 SH       DEFINED                     0  1471650        0
DELL INC                       COM              24702R101      147   104000 SH  CALL DEFINED                     0   104000        0
GENERAL ELECTRIC CO            COM              369604103      706    35210 SH       DEFINED                     0    35210        0
GILEAD SCIENCES INC            COM              375558103      241     5675 SH       DEFINED                     0     5675        0
HEWLETT PACKARD CO             COM              428236103    12101   295365 SH       DEFINED                     0   295365        0
HEWLETT PACKARD CO             COM              428236103       64    28600 SH  CALL DEFINED                     0    28600        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      379     2325 SH       DEFINED                     0     2325        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      842     2525 SH       DEFINED                     0     2525        0
ISHARES TR                     FTSE CHINA25 IDX 464287184      314     6990 SH       DEFINED                     0     6990        0
ISHARES TR                     DJ HOME CONSTN   464288752      722    54500 SH       DEFINED                     0    54500        0
JACK IN THE BOX INC            COM              466367109     4454   196406 SH       DEFINED                     0   196406        0
JOHNSON & JOHNSON              COM              478160104     1092    18430 SH       DEFINED                     0    18430        0
KROGER CO                      COM              501044101     9908   413355 SH       DEFINED                     0   413355        0
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3      756   745000 PRN      DEFINED                     0   745000        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5       13    22000 PRN      DEFINED                     0    22000        0
MASTERCARD INC                 CL A             57636Q104     9394    37318 SH       DEFINED                     0    37318        0
MICROSOFT CORP                 COM              594918104      202     7940 SH       DEFINED                     0     7940        0
MICROSOFT CORP                 COM              594918104      703   448000 SH  CALL DEFINED                     0   448000        0
NEW GOLD INC CDA               COM              644535106     1682   142920 SH       DEFINED                     0   142920        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204     1396    92787 SH       DEFINED                     0    92787        0
PFIZER INC                     COM              717081103      429    21100 SH       DEFINED                     0    21100        0
RETAIL VENTURES INC            COM              76128Y102      228    13200 SH       DEFINED                     0    13200        0
ST JOE CO                      COM              790148100      170    56600 SH  PUT  DEFINED                     0    56600        0
STRYKER CORP                   COM              863667101      235     3860 SH       DEFINED                     0     3860        0
SUNCOR ENERGY INC NEW          COM              867224107     1005    22410 SH       DEFINED                     0    22410        0
TARGET CORP                    COM              87612E106      353     7060 SH       DEFINED                     0     7060        0
TRANSCANADA CORP               COM              89353D107      540    13320 SH       DEFINED                     0    13320        0
VISA INC                       COM CL A         92826C839      459     6230 SH       DEFINED                     0     6230        0
WAL MART STORES INC            COM              931142103      675    12965 SH       DEFINED                     0    12965        0